Warranty liability - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Other receivables
Product Warranty Liability [Line Items]
Insurance recovery	$ 2,937
Warranty accrual related to field service campaign		$ 984
Other long-term asset
Product Warranty Liability [Line Items]
Insurance recovery	$ 4,122
Warranty accrual related to field service campaign		$ 605